Retirement Plan (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Percentage of contribution	50.00%
Contribution, amount	$ 15,580	$ 9,615	$ 13,379	$ 914
Maximum [Member]
Percentage of contribution	6.00%